NET FINANCE COSTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Net interest paid	$ 429	$ 311
Interest paid during construction	$ 46	$ 42